Income Taxes (Details) - Schedule of expense or (benefit) for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense (benefit)
U.S. federal	$ (50,000)
U.S. state	2,827	4,300
Foreign	6,308	6,270
Total current income taxes	(40,865)	10,570
Deferred income tax benefit
U.S. federal	(675,290)	(2,274,295)
U.S. state
Total deferred income benefit	(675,290)	(2,274,295)
Total income tax benefit	$ (716,155)	$ (2,263,725)